CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS - Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 1,156,674	$ 1,312,773
Less: Pledged deposits	(359)	(357)
Time deposits	(258,744)	(34,703)
Cash and cash equivalents	897,571	1,277,713	$ 660,050	$ 786,031
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	866,800	1,254,969
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	15,702	12,675
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 15,069	$ 10,069